LOSS PER SHARE (Details Narrative) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings (loss) per share:
Antidilutive shares	304,613	506,674	847,191